PENSION AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2018
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
PENSION AND OTHER POST-EMPLOYMENT BENEFITS

31.  PENSION AND OTHER POST-EMPLOYMENT BENEFITS

The details of pension and other post-employment benefit liabilities are as follows:

	Notes	2017	2018
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	31a.i.a
Defined pension benefit obligation	31a.i.a.i	1,540	1,057
Additional pension benefit obligation	31a.i.a.ii	1,076	6
The Company - unfunded	31a.i.b	2,384	1,830
Telkomsel	31a.ii	1,839	1,541
Telkomsat		0	0
MD Media		0	0
Infomedia		0	—
Projected pension benefit obligations		6,839	4,434
Net periodic post-employment health care benefit	31b	2,419	195
Other post-employment benefit	31c	510	419
Obligation under the Labor Law	31d	427	507
Total		10,195	5,555

The details of net pension benefit expense recognised in the consolidated statements of profit or loss and other comprehensive income is as follows:

	Notes	2016	2017	2018
Pension benefit cost
The Company - funded	31a.i.a
Defined pension benefit obligation	31a.i.a.i	608	557	511
Additional pension benefit obligation	31a.i.a.ii	—	657	69
The Company - unfunded	31a.i.b	279	239	198
Telkomsel	31a.ii	181	247	342
MD Media		0	0	0
Infomedia		0	0	0
Telkomsat		0	0	0
Total pension benefit cost	27	1,068	1,700	1,120
Net periodic post-employment health care benefit cost	27,31b	163	276	335
Other post-employment benefit cost	27,31c	48	42	32
Obligation under the Labor Law	27,31d	82	62	113
Total		1,361	2,080	1,600

The details of net pension benefit expense recognised in the consolidated statements of profit or loss and other comprehensive income is as follows (continued):

The amounts recognised in OCI are as follows:

	Notes	2016	2017	2018
Defined benefit plan actuarial gain (losses)
The Company - funded	31a.i.a
Defined pension benefit obligation	31a.i.a.i	(492)	(1,154)	1,236
Additional pension benefit obligation	31a.i.a.ii	—	(419)	934
The Company - unfunded	31a.i.b	(119)	(100)	137
Telkomsel	31a.ii	(292)	(530)	514
MD Media		(1)	(2)	0
Infomedia		0	(1)	0
Telkomsat		0	0	0
Post-employment health care benefit cost	31b	(1,309)	(551)	2,559
Other post-employment benefit	31c	(20)	(40)	24
Obligation under the Labor Law	31d	(33)	(72)	14
Sub-total		(2,266)	(2,869)	5,418
Deferred tax effect at the applicable tax rates	30i	208	494	(598)
Defined benefit plan actuarial (losses) gain - net of tax		(2,058)	(2,375)	4,820

a.    Pension benefit cost

i.    The Company

a.    Funded pension plan

i.     Defined pension benefit obligation

The Company sponsors a defined benefit pension plan for employees with permanent status prior to July 1, 2002. The plan is governed by the pension laws in Indonesia and managed by Telkom Pension Fund (“Dana Pensiun Telkom” or “Dapen”). The pension benefits are paid based on the participating employees’ latest basic salary at retirement and the number of years of their service. The participating employees contribute 18% (before March 2003: 8.4%) of their basic salaries to the pension fund. The Company did not make contributions to the pension fund for the years ended December 31, 2016, 2017 and 2018.

The following table presents the changes in projected pension benefit obligations, changes in pension benefit plan assets, funded status of the pension plan and net amount recognised in the consolidated statements of financial position as of December 31, 2017 and 2018, under the defined benefit pension plan:

	2017	2018
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	18,849	22,354
Charged to profit or loss:
Service costs	366	384
Past service cost - plan amendments	94	—
Interest costs	1,454	1,459
Pension plan participants’ contributions	41	38
Actuarial losses (gain) recognised in OCI	2,862	(2,691)
Pension benefits paid	(1,312)	(1,423)
Projected pension benefit obligations at end of year	22,354	20,121
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	19,046	20,814
Interest income	1,388	1,357
Return on plan assets (excluding amount included in net interest expense)	1,708	(1,455)
Pension plan participants’ contributions	41	38
Pension benefits paid	(1,312)	(1,423)
Provision of additional benefit	—	(205)
Plan administration cost	(57)	(62)
Fair value of pension plan assets at end of year	20,814	19,064
Projected pension benefit obligations at end of year	(1,540)	(1,057)

As of December 31, 2017 and 2018, plan assets consist of:

	2017		2018
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,481	—	873	—
Equity instruments:
Finance	1,463	—	1,456	—
Consumer goods	1,411	—	1,336	—
Infrastructure, utilities and transportation	656	—	530	—
Construction, property and real estate	363	—	199	—
Basic industry and chemical	115	—	124	—
Trading, service and investment	388	—	420	—
Mining	92	—	112	—
Agriculture	46	—	55	—
Miscellaneous industries	377	—	362	—
Equity-based mutual fund	1,233	—	1,336	—
Fixed income instruments:
Corporate bonds	—	5,428	—	5,267
Government bonds	6,968	—	6,166	—
Mutual funds	54	—	54	—
Non-public equity:
Direct placement	—	237	—	288
Property	—	188	—	178
Others	—	314	—	308
Total	14,647	6,167	13,023	6,041

Pension plan assets include Series B shares issued by the Company with fair values totalling Rp469 billion and Rp372 billion, representing 2.25% and 1.95% of total plan assets as of December 31, 2017 and 2018, respectively, and bonds issued by the Company with fair value totalling Rp340 billion and Rp314 billion, representing 1.64% and 1.65% of total plan assets as of December 31, 2017 and 2018, respectively.

The expected return is determined based on market expectation for returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp3,039 billion and Rp(158) billion for the years ended December 31, 2017 and 2018, respectively. Based on the Company’s policy issued on January 14, 2014 regarding Dapen’s Funding Policy, the Company will not contribute to Dapen when Dapen’s Funding Sufficiency Ratio ("FSR") is above 105%. Based on Dapen’s financial statement as of December 31, 2018, Dapen’s FSR is below 105%. Therefore, the Company will make contributions to the defined benefit pension plan in 2019.

Based on the Company's policy issued on June 7, 2017 regarding Pension Regulation by Dapen, the Company provided other benefits in the form of additional benefit in 2017 amounted to Rp4.5 million to monthly pension beneficiaries who retired before end of June 2002 and Rp2.25 million to monthly pension beneficiaries who retired starting from the end of June 2002 until the end of April 2017.

The movement of the projected pension benefit obligations for the years ended December 31, 2017 and 2018 are as follow:

	2017	2018
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year	(197)	1,540
Net periodic pension benefit cost	583	548
Provision of additional pension benefit	—	205
Actuarial losses (gain) recognised in OCI	2,862	(2,691)
Return on plan assets (excluding amount included in net interest expense)	(1,708)	1,455
Projected pension benefit obligations at end of year	1,540	1,057

The components of net periodic pension benefit cost for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
Service costs	363	366	384
Past service cost - plan amendments	245	94	—
Plan administration cost	46	57	62
Net interest cost	(14)	66	102
Net periodic pension benefit cost	640	583	548
Amount charged to subsidiaries under contractual agreements	(32)	(26)	(37)
Net periodic pension benefit cost less cost charged to subsidiaries	608	557	511

Amounts recognised in OCI are as follow:

	2016	2017	2018
Actuarial losses (gain) recognised during the year due to:
Experience adjustments	70	163	329
Changes in demographic assumptions	140	—	—
Changes in financial assumptions	1,470	2,699	(3,020)
Return on plan assets (excluding amount included in net interest expense)	(1,188)	(1,708)	1,455
Net	492	1,154	(1,236)

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2016, 2017 and 2018, with reports dated February 22, 2017, February 27, 2018, and April 1, 2019, respectively, by PT Towers Watson Purbajaga (“TWP”), an independent actuary in association with Willis Towers Watson (“WTW”) (formerly Towers Watson). The principal actuarial assumptions used by the independent actuary as of December 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
Discount rate	8.00%	6.75%	8.25%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

ii.    Additional pension benefit obligation

Based on the Company’s policy issued on June 7, 2017 regarding Pension Regulation by Dapen, the Company established additional benefit fund at maximum 10% of surplus of defined benefit plan, when FSR is above 105% and return on investment is above actuarial discount rate of pension fund.

The additional pension benefit obligation for the year ended December 31, 2018 is as follows:

	2017	2018
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	—	1,076
Charged to profit or loss:
Past service costs	657	—
Interest costs	—	69
Actuarial losses (gain) recognised in OCI	419	(948)
Pension benefits paid	—	(93)
Projected pension benefit obligations at end of year	1,076	104
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	—	—
Provision of additional benefit	—	205
Return of benefit plan assets	—	(14)
Pension benefits paid	—	(93)
Fair value of pension plan assets at end of year	—	98
Projected pension benefit obligations at end of year	(1,076)	(6)

As of December 31, 2018, there is no plan asset on additional pension benefits funds determined by management of Dapen with the approval of the Oversight Board.

Changes in additional pension benefit obligation for the years ended December 31, 2017 and 2018 are as follow:

	2017	2018
Additional pension benefit obligation at beginning of year	—	1,076
Past service cost	657	—
Interest costs	—	69
Provision of additional benefit	—	(205)
Actuarial loss (gain) recognised in OCI	419	(948)
Return on plan asset	—	14
Projected additional pension benefit obligation at end of year	1,076	6

The components of additional pension benefit cost for the years ended December 31, 2017 and 2018 are as follows:

	2017	2018
Past service costs	657	—
Net interest costs	—	69
Pension benefit costs	657	69

Amounts recognised in OCI for the years ended December 31, 2017 and 2018 are as follow:

	2017	2018
Actuarial (gain) losses recognised during the year due to:
Experience adjustment	—	(773)
Changes in financial assumption	419	(175)
Return on plan assets (excluding amount included in net interest expense)	—	14
Total	419	(934)

The actuarial valuation for the additional pension benefit plan was performed based on the measurement date as of December 31, 2017 and 2018, with report dated February 27, 2018 and April 1, 2019, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary for the year ended December 31, 2017 and 2018 is as follows:

	2017	2018
Rate of return on investment	9.50%-10.25%	9.30%-10.00%
Discount rate	6.75%	8.25%
Actuarial discount rate of pension fund	9.25-9.50%	9.25-9.50%
Rate of compensation increases	8.00%	8.00%
Indonesian mortality table	2011	2011

b.    Unfunded pension plan

The Company sponsors unfunded defined benefit pension plans and a defined contribution pension plan for its employees.

The defined contribution pension plan is provided to employees with permanent status hired on or after July 1, 2002. The plan is managed by Financial Institutions Pension Fund (Dana Pensiun Lembaga Keuangan or “DPLK”). The Company’s contribution to DPLK is determined based on a certain percentage of the participants’ salaries and amounted to Rp10 billion and Rp13 billion for the years ended December 31, 2017 and 2018, respectively.

Since 2007, the Company has provided pension benefit based on uniformization for both participants prior to and from April 20, 1992 effective for employees retiring beginning February 1, 2009. In 2010, the Company replaced the uniformization with Manfaat Pensiun Sekaligus (“MPS”). MPS is given to those employees reaching retirement age, upon death or upon becoming disabled starting from February 1, 2009.

The Company also provides benefits to employees during a pre-retirement period in which they are inactive for 6 months prior to their normal retirement age of 56 years, known as pre-retirement benefits (Masa Persiapan Pensiun or “MPP”). During the pre-retirement period, the employees still receive benefits provided to active employees, which include, but are not limited to, regular salary, health care, annual leave, bonus and other benefits. Since 2012, the Company has issued a new requirement for MPP effective for employees retiring since April 1, 2012, whereby the employee is required to file a request for MPP and if the employee does not file the request, such employee is required to work until the retirement date.

The following table presents the changes in the unfunded projected pension benefit obligations for MPS and MPP for the years ended December 31, 2017 and 2018:

	2017	2018
Unfunded projected pension benefit obligations at beginning of year	2,507	2,384
Charged to profit or loss:
Service costs	51	54
Net interest costs	188	144
Actuarial losses (gain) recognised in OCI	100	(137)
Benefits paid by employer	(462)	(615)
Unfunded projected pension benefit obligations at end of year	2,384	1,830

The components of total periodic pension benefit cost for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
Service costs	64	51	54
Net interest costs	215	188	144
Total periodic pension benefit cost	279	239	198

Amounts recognised in OCI are as follow:

	2016	2017	2018
Actuarial losses (gain) recognised during the year due to:
Experience adjustments	(9)	19	27
Changes in demographic assumptions	30	—	(21)
Changes in financial assumptions	98	81	(143)
Net	119	100	(137)

The actuarial valuation for the defined benefit pension plan was performed, based on the measurement date as of December 31, 2016, 2017 and 2018, with reports dated February 22, 2017, February 27, 2018 and April 1, 2019, respectively, by TWP, an independent actuary in association with WTW.

The principal actuarial assumptions used by the independent actuary for the years ended December 31, 2016, 2017 and 2018 are as follow:

	2016	2017	2018
Discount rate	7.75%-8.00%	6.00%-6.75%	8.00%-8.25%
Rate of compensation increases	6.10%-8.00%	6.10%-8.00%	6.10%-8.00%
Indonesian mortality table	2011	2011	2011

ii.    Telkomsel

Telkomsel sponsors a defined benefit pension plan to its employees. Under this plan, employees are entitled to pension benefits based on their latest basic salary or take-home pay (excluding functional allowance) and number of years of their service. PT Asuransi Jiwasraya (“Jiwasraya”), a state-owned life insurance company, manages the plan under an annuity insurance contract. Until 2004, the employees contributed 5% of their monthly salaries to the plan and Telkomsel contributed any remaining amount required to fund the plan. Starting 2005, the entire contributions have been fully made by Telkomsel.

Telkomsel’s contributions to Jiwasraya amounted to Rp131 billion and Rp125 billion for the years ended December 31, 2017 and 2018, respectively.

The following table presents the changes in projected pension benefit obligation, changes in pension benefit plan assets, funded status of the pension plan and net amount recognised in the consolidated statement of financial position for the years ended December 31, 2017 and 2018, under Telkomsel’s defined benefit pension plan:

	2017	2018
Changes in projected pension benefit obligation
Projected pension benefit obligation at beginning of year	2,034	2,928
Charged to profit or loss:
Service costs	149	213
Net Interest costs	167	203
Actuarial losses (gain) recognised in OCI	584	(583)
Benefit paid	(6)	(27)
Projected pension benefit obligation at end of year	2,928	2,734
Changes in pension benefit plan assets
Fair value of plan assets at beginning of year	841	1,089
Interest income	69	74
Return on plan assets (excluding amount included in net interest expense)	54	(68)
Employer’s contributions	131	125
Benefit paid	(6)	(27)
Fair value of pension plan assets at end of year	1,089	1,193
Pension benefit obligation at end of year	1,839	1,541

Movements of the Pension benefit obligation during the years ended December 31, 2017 and 2018:

	2017	2018
Pension benefit obligation at beginning of year	1,193	1,839
Periodic pension benefit cost	247	342
Actuarial losses (gain) recognised in OCI	584	(583)
Return on plan assets (excluding amount included in net interest expense)	(54)	68
Employer’s contributions	(131)	(125)
Pension benefit obligation at end of year	1,839	1,541

The components of the periodic pension benefit cost for the years ended December 31, 2016, 2017 and 2018 are as follow:

	2016	2017	2018
Service costs	107	149	213
Net interest costs	74	98	129
Total	181	247	342

Amounts recognised in OCI are as follow:

	2016	2017	2018
Actuarial (gain) losses recognised during the year due to:
Experience adjustments	32	(77)	192
Changes in financial assumptions	360	661	(774)
Return on plan assets (excluding amount included in net interest expense)	(100)	(54)	68
Net	292	530	(514)

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2016, 2017 and 2018, with reports dated February 7, 2017, February 8, 2018 and February 14, 2019 respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2016, 2017 and 2018, are as follows:

	2016	2017	2018
Discount rate	8.25%	7.00%	8.25%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

b.   Post-employment health care benefit cost

The Company provides post-employment health care benefits to all of its employees hired before November 1, 1995 who have worked for the Company for 20 years or more when they retire, and to their eligible dependents. The requirement to work for 20 years does not apply to employees who retired prior to June 3, 1995. The employees hired by the Company starting from November 1, 1995 are no longer entitled to this plan. The plan is managed by Yayasan Kesehatan Telkom (“Yakes”).

The defined contribution post-employment health care benefit plan is provided to employees with permanent status hired on or after November 1, 1995 or employees with terms of service less than 20 years at the time of retirement. The Company did not make contributions to Yakes for the years ended December 31, 2017 and 2018.

The following table presents the changes in projected post-employment health care benefit obligation, changes in post-employment health care benefit plan assets, funded status of the post-employment health care benefit plan and net amount recognised in the Company’s consolidated statement of financial position as of December 31, 2017 and 2018:

	2017	2018
Changes in projected post-employment health care benefit obligation
Projected post-employment health care benefit obligation at beginning of year	13,357	15,448
Charged to profit or loss:
Interest costs	1,115	1,102
Actuarial losses (gain) recognised in OCI	1,460	(3,641)
Post-employment health care benefits paid	(484)	(486)
Projected post-employment health care benefit obligation at end of year	15,448	12,423
Changes in post-employment health care benefit plan assets
Fair value of plan assets at beginning of year	11,765	13,029
Interest income	979	927
Return on plan assets (excluding amount included in net interest expense)	909	(1,082)
Post-employment health care benefits paid	(484)	(486)
Plan administration costs	(140)	(160)
Fair value of pension plan assets at end of year	13,029	12,228
Projected for post-employment health care benefit obligation - net	2,419	195

As of December 31, 2017 and 2018, plan assets consist of:

	2017		2018
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,354	—	1,115	—
Equity instruments:
Manufacturing and consumer	835	—	799	—
Finance industries	840	—	799	—
Construction	254	—	190	—
Infrastructure and telecommunication	350	—	332	—
Wholesale	137	—	177	—
Mining	65	—	77	—
Other Industries:
Services	38	—	60	—
Agriculture	35	—	32	—
Biotechnology and pharma industry	68	—	85	—
Others	1	—	3	—
Equity-based mutual funds	1,113	—	1,204	—
Fixed income instruments:
Fixed income mutual funds	7,642	—	7,020	—
Unlisted shares:
Private placement	—	297	—	335
Total	12,732	297	11,893	335

Yakes plan assets also include Series B shares issued by the Company with fair value totalling Rp265 billion and Rp249 billion, representing 2.04% and 2.03% of total plan assets as of December 31, 2017 and 2018, respectively.

The expected return is determined based on market expectation for the returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp1,748 billion and Rp(315) billion for the years ended December 31, 2017 and 2018, respectively.

The movements of the projected post-employment health care benefit obligation for the years ended December 31, 2017 and 2018 are as follow:

	2017	2018
Projected post-employment health care benefit obligation at beginning of year	1,592	2,419
Net periodic post-employment health care benefit costs	276	335
Actuarial losses (gain) recognised in OCI	1,460	(3,641)
Return on plan assets (excluding amount included in net interest expense)	(909)	1,082
Projected post-employment health care benefit obligation at end of year	2,419	195

The components of net periodic post-employment health care benefit cost for the years ended December 31, 2016, 2017, and 2018 are as follow:

	2016	2017	2018
Service costs	9	—	—
Plan administration costs	144	140	160
Net interest costs	12	136	175
Periodic post-employment health care benefit cost	165	276	335
Amounts charged to subsidiaries under contractual agreements	(2)	—	—
Net periodic post-employment health care benefit cost less cost charged to subsidiaries	163	276	335

Amounts recognised in OCI are as follow:

	2016	2017	2018
Actuarial losses (gain) recognised during the year due to:
Experience adjustments	26	(1,198)	(1,100)
Changes in demographic assumptions	66	—	—
Changes in financial assumptions	1,736	2,658	(2,541)
Return on plan assets (excluding amount included in net interest expense)	(519)	(909)	1,082
Net	1,309	551	(2,559)

The actuarial valuation for the post-employment health care benefits plan was performed based on the measurement date as of December 31, 2016, 2017 and 2018, with reports dated February 22, 2017, February 27, 2018, and April 1, 2019,  respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2016, 2017 and 2018 are as follow:

	2016	2017	2018
Discount rate	8.50%	7.25%	8.75%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2017	2018	2018
Indonesian mortality table	2011	2011	2011

c.    Other post-employment benefits cost

The Company provides other post-employment benefits in the form of cash paid to employees on their retirement or termination. These benefits consist of final housing allowance (Biaya Fasilitas Perumahan Terakhir or “BFPT”) and home passage leave (Biaya Perjalanan Pensiun dan Purnabhakti or “BPP”).

The movements of the unfunded projected other post-employment benefit obligations for the years ended December 31, 2017 and 2018 are as follow:

	2017	2018
Projected other post-employment benefit obligations at beginning of year	502	510
Charged to profit or loss:
Service costs	6	6
Net interest costs	36	26
Actuarial losses (gain) recognised in OCI	40	(24)
Benefits paid by employer	(74)	(99)
Projected other post-employment benefits obligations at the end of year	510	419

The components of the projected other post-employment benefit cost for the years ended December 31, 2016, 2017 and 2018 are as follow:

	2016	2017	2018
Service costs	7	6	6
Net interest costs	41	36	26
Total	48	42	32

Amounts recognised in OCI are as follow:

	2016	2017	2018
Actuarial losses (gain) recognised during the year due to:
Experience adjustments	2	10	40
Changes in demographic assumptions	0	—	(34)
Changes in financial assumptions	18	30	(30)
Total	20	40	(24)

The actuarial valuation for the other post-employment benefits plan was performed based on measurement date as of December 31, 2016, 2017 and 2018, with reports dated February 22, 2017, February 27, 2018 and April 1, 2019,  respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2016, 2017 and 2018, are as follow:

	2016	2017	2018
Discount rate	7.75%	5.75%	8.00%
Indonesian mortality table	2011	2011	2011

d.   Obligation under the Labor Law

Under Law No. 13 Year 2003, the Group is required to provide minimum pension benefits, if not covered yet by the sponsored pension plans, to its employees upon retirement. Total obligation recognised as of December 31, 2017 and 2018 amounted to Rp427 billion and Rp507 billion, respectively. The related employee benefits cost charged to expense amounted to Rp82 billion, Rp62 billion and Rp113 billion for the years ended December 31, 2016, 2017 and 2018, respectively (Note 27). The actuarial losses recognised in OCI amounted to Rp33 billion, Rp72 billion and Rp(14) billion for the years ended December 31, 2016, 2017 and 2018, respectively.

e.    Maturity Profile of Defined Benefit Obligation (“DBO”)

The timing of benefits payments and weighted average duration of DBO for 2018 are as follow:

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-
	Defined pension	Additional pension			health care	employment
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits
Within next 10 years	16,370	—	948	2,498	5,620	485
Within 10-20 years	20,349	—	160	7,880	6,913	91
Within 20-30 years	16,207	20	29	6,680	6,217	39
Within 30-40 years	9,400	38	9	1,580	3,193	3
Within 40-50 years	3,383	30	—	—	661	—
Within 50-60 years	644	50	—	—	22	—
Within 60-70 years	62	101	—	—	0	—
Within 70-80 years	2	—	—	—	—	—
Weighted average duration of DBO	9.11 years	9.11 years	3.97 years	10.58 years	17.41 years	3.13 years

f.    Sensitivity Analysis

1% change in discount rate and rate of compensation would have effect on DBO, as follows:

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease
Sensitivity	Increase (decrease) in amounts		Increase (decrease) in amounts
Funded:
Defined pension benefit obligation	(1,568)	1,832	275	(286)
Additional pension benefit obligation	(2)	1	—	—
Unfunded	(41)	38	42	(45)
Telkomsel	(497)	562	294	(276)
Post-employment health care benefits	(1,428)	1,815	1,783	(1,508)
Other post-employment benefits	(12)	13	—	—

The sensitivity analysis has been determined based on a method that extrapolates the impact on DBO as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

The sensitivity results above determine the individual impact on the Plan’s DBO at the end of the year. In reality, the Plan is subject to multiple external experience items which may move the DBO in similar or opposite directions, and the Plan’s sensitivity to such changes can vary over time.

There are no changes in the methods and assumptions used in preparing the sensitivity analysis from the previous period.